ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2012
Beijing Xueda Information Technology Co., Ltd. ("Xueda Information")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Taiyuan Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Suzhou Xuecheng Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Tianjin Xueda Educational Information Consulting Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Guangzhou Xueda Educational Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Shenzhen Xueda Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Jinan Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Hangzhou Xueda Education Consulting Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Changchun Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Shenyang Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Nanjing Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Xi'an Beilin District Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Xi'an Yanta Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Shanghai Jinshan District Xueda
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Beijing Chaoyang Xueda Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Beijing Haidian Xueda Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Xuecheng Century (Beijing) Information Technology Co., Ltd. ("Xuecheng Century")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership (as a percent)	100.00%
China Xueda Corporation Limited ("Xueda HK")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership (as a percent)	100.00%
Beijing Xueda Education & Training Consulting Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership (as a percent)	100.00%